Loans To Exar Capital - Schedule of Maturity and Interest Rates (Details) - Exar Capital	Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
2028	$ 19,224
2029	23,611
2030	28,297
2031	28,410
2032	37,286
2033	47,689
2034	39,893
2035	$ 83,923
Interest Rate
2028	8.12%
2029	8.47%
2030	8.75%
2031	8.95%
2032	8.25%
2033	8.36%
2034	8.48%
2035	8.63%